Consolidated Statements of Cash Flows - Business Acquisition, Acquiree [Domain] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net income (loss)	$ (239,548)	$ 3,914
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Goodwill impairment	150,400
Impairment of other intangible assets	43,205
Depreciation and amortization	55,780	$ 48,579
Stock-based compensation	19,324	13,814
Foreign currency transaction loss	6,005	331
Deferred income taxes	(25,196)	(13,440)
Change in fair value of obligations in connection with acquisitions	(19,936)	(6,867)
Other non-cash items	51	(494)
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	11,425	(13,126)
Inventories	(18,729)	(29,696)
Net investment in sales-type leases	(6,192)	(1,744)
Other receivables and prepaid expenses	(3,935)	(6,335)
Other non-current assets	(990)	(413)
Accounts payable	2,046	3,234
Other current liabilities	7,952	8,152
Deferred revenues	4,770	6,956
Other non-current liabilities	1,824	(3,247)
Net cash provided by (used in) operating activities	(11,744)	9,618
Cash flows from investing activities
Purchase of property and equipment	(44,791)	(23,509)
Proceeds from maturities of short-term bank deposits	10,874	400,000
Investment in short-term bank deposits	(152,079)	(275,252)
Cash paid for acquisitions, net of cash acquired	(3,801)	(12,042)
Acquisition of intangible assets	$ (1,386)	(2,147)
Proceeds from the sale of investments		1,634
Other investing activities	$ (203)	(81)
Net cash provided by (used in) investing activities	(191,386)	$ 88,603
Cash flows from financing activities
Proceeds from short-term debt	125,000
Payments of obligations in connection with acquisitions	(11,931)	$ (10,795)
Proceeds from exercise of stock options	$ 2,103	2,387
Acquisition of non-controlling interest		(2,170)
Excess tax benefit from stock options		582
Net cash provided by (used in) financing activities	$ 115,172	(9,996)
Effect of exchange rate changes on cash and cash equivalents	(1,915)	1
Net change in cash and cash equivalents	(89,873)	88,226
Cash and cash equivalents, beginning of period	442,141	414,088
Cash and cash equivalents, end of period	352,268	502,314
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	3,596	148
Transfer of inventory to fixed assets	$ 3,611	$ 4,096